Statement of compliance - Additional Information (Details) R in Millions, $ in Millions	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ZAR (R)	Nov. 08, 2022 USD ($)
US Dollar Convertible Bond, November 2027
Disclosure of financial instruments
Contract amount			$ 750
Debt arrangements | US Dollar Convertible Bond, November 2027
Disclosure of financial instruments
Contract amount	$ 750	R 13,313
Southern Africa Energy and Chemicals
Disclosure of financial instruments
Targeted reduction of scope 1 and 2 emissions by 2030	30.00%
Targeted reduction of scope 3, Category 11 emissions by 2030	20.00%
International Chemicals
Disclosure of financial instruments
Targeted reduction of scope 1 and 2 emissions by 2030	30.00%